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                          [SIDLEY & AUSTIN LETTERHEAD]


                                  March 4, 1999




VIA ELECTRONIC SUBMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:   Aon Funds (the "Trust")
                     File Nos. 811-6422 and 33-43133

Ladies and Gentlemen:

               We refer to Amendment No. 14 under the Investment Company Act of 1940, as amended, and Post-Effective Amendment No. 13 under the Securities Act of 1933, as amended, to the Registration Statement on Form N-1A of the Trust (the "Amendment"), which was filed and became effective on March 1, 1999. The Amendment is the most recent amendment filed by the Trust.

               The Trust has authorized us to convey to the Commission its certification that:

               (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed materially from that contained in the Amendment, and

               (2) the text of the Amendment has been filed electronically.

               Accordingly, as permitted by Rule 497(j), the form of Prospectus and Statement of Additional Information that would have been filed by the Trust under Rule 497(c), are not being filed.





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SIDLEY & AUSTIN                                                          CHICAGO

Securities and Exchange Commission
March 4, 1999
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               Should the Staff have any questions relating to the foregoing, please contact the undersigned at 312/853-7109.

                                         Very truly yours,



                                         James L. Carey